Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Dec. 31, 2012
Future minimum rentals under operating leases

Future minimum rentals under operating leases with initial or remaining non-cancelable lease terms in excess of one year for continuing operations at December 31, 2012 follow (in millions):

2013	$178
2014	163
2015	132
2016	115
2017	96
Thereafter	310

$994